Vanguard Dividend Appreciation Index Fund Investment Objectives and Goals - ETF Prospectus [Member] - Vanguard Dividend Appreciation Index Fund	Jan. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to track the performance of a benchmark index that measures the investment return of common stocks of companies that have a record of increasing dividends over time.